Document and Entity Information	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Aug. 14, 2013
Document And Entity Information
Entity Registrant Name	ORION FINANCIAL GROUP INC	ORION FINANCIAL GROUP INC
Entity Central Index Key	0001560449	0001560449
Document Type	S-1	S-1
Document Period End Date	Jun 30, 2013	Dec 31, 2012
Amendment Flag	false	false
Current Fiscal Year End Date	--12-31	--12-31
Is Entity a Well-known Seasoned Issuer?	No	No
Is Entity a Voluntary Filer?	No	No
Is Entity's Reporting Status Current?	Yes	Yes
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Entity Common Stock, Shares Outstanding			59,538,395
Document Fiscal Period Focus	Q2	FY
Document Fiscal Year Focus	2013	2012

Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current Assets
Cash And Cash Equivalents	$ 26	$ 12,151
Total Assets	26	12,151
Current Liabilities:
Accounts Payable And Accrued Liabilities	4,475
Due to related party	4,492
Total Current Liabilities	8,967
Total Liabilities	8,967
Stockholders' Equity (deficit):
Common Stock, $0.001 Par Value, 100,000,000 Shares Authorized 59,538,395 And 57,538,395 Shares Outstanding as of June 30, 2013 and December 31, 2012, respectively	59,538	57,538
Additional Paid-in Capital	46,892	28,892
Deficit Accumulated During Development Stage	115,371	74,279
Total Stockholders' Equity (deficit)	(8,941)	12,151
Total Liabilities And Stockholders' Equity (deficit)	$ 26	$ 12,151

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock Shares Authorized	100,000,000	100,000,000
Common Stock Shares Issued	59,538,395	57,538,395
Common Stock Shares Outstanding	59,538,395	57,538,395

Statements of Operations (USD $)	3 Months Ended			6 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013
Income Statement [Abstract]
Revenue
Operating Expenses
General And Administrative Expenses	21,676	(25)	(25)	41,092	74,279	115,371
Total Operating Expenses	21,676	(25)	(25)	41,092	74,279	115,371
Net Loss	$ (21,676)	$ 25	$ 25	$ (41,092)	$ (74,279)	$ (115,371)
Basic And Diluted Loss Per Share	$ 0			$ 0	$ (0.01)
Basic And Diluted Weighted-average Common Shares Outstanding	59,538,345			59,232,839	13,113,032

Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit During Development Stage	Total
Balance, Amount at Mar. 25, 2012
Balance, Shares at Mar. 25, 2012
Contributed Capital		100		100
Founder shares issued for services, Shares	56,164,350
Founder shares issued for services, Amount	56,164	(56,164)
Shares issued for cash, Shares	1,374,045
Shares issued for cash, Amount	1,374	84,956		86,330
Net loss			(74,279)	(74,279)
Balance, Amount at Dec. 31, 2012	$ 57,538	$ 28,892	$ (74,279)	$ 12,151
Balance, Shares at Dec. 31, 2012	57,538,395
Shares issued for cash, Shares	2,000,000
Balance, Amount at Jan. 31, 2013

Statements of Cash Flows (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013
Cash Flows From Operating Activities:
Net Loss	$ 25	$ (41,092)	$ (74,279)	$ (115,371)
Accounts payable		4,475		4,475
Accounts payable- related party		4,492		4,492
Net Cash Used In Operating Activities	25	(32,125)	(74,279)	(106,404)
Cash Flows From Financing Activities:
Proceeds From Stock Issuance		20,000	86,330	106,330
Contributed Capital			100	100
Net Cash Provided By Financing Activities		20,000	86,430	106,430
Net Increase In Cash And Cash Equivalents	25	(12,125)	12,151	26
Cash And Cash Equivalents - Beginning		12,151
Cash And Cash Equivalents - Ending	$ 25	$ 26	$ 12,151	$ 26

Organization And Nature Of Business	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Organization And Nature Of Business

Note 1 - Organization And Nature of Business

Orion Financial Group Inc. (the “Company”) was incorporated in the state of Wyoming on March 26, 2012 with an authorized capital of 100,000,000 shares of common stock, par value of $0.001 per share. The Company’s principal operations are located in San Jose, CA. The Company is a strategic financial consulting firm providing services to companies requiring cutting-edge advice in the area of corporate growth strategies. The Company provides financing alternatives to experienced executives that seek to purchase (buy-side) divest (sell-side) or recapitalize their public or private company. The Company has selected December 31 as its fiscal year end.

Note 1 - Organization And Nature of Business

Orion Financial Group Inc. (the “Company”) was incorporated in the state of Wyoming on March 26, 2012 with an authorized capital of 100,000,000 shares of common stock, par value of $0.001 per share. The Company’s principal operations are located in San Jose, CA. The Company is a strategic merchant-banking firm providing services to companies requiring cutting-edge advice in the area of corporate growth strategies. The Company provides financing alternatives to experienced executives that seek to purchase (buy-side) divest (sell-side) or recapitalize their public or private company. The Company has selected December 31 as its fiscal year end.

Summary Of Significant Accounting Policies	9 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles in the United States.

In preparing the accompanying audited financial statements, we evaluated the period from December 31, 2012 through the date the financial statements were issued for material subsequent events requiring recognition or disclosure (Note 6).

Development Stage Company

The Company is currently a development stage enterprise reporting under the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915. Those standards require the Company to disclose its activities since the date of inception.

Use Of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

Earnings per Share

The Company computes net earnings per share in accordance with ASC 740 "Earnings per Share". ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury stock method, and convertible preferred stock, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive.

Income Taxes

The Company accounts for income taxes using the asset and liability approach.   Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amounts expected to be realized.

Recent Accounting Pronouncements

The Company does not expect the adoption of any recently issued accounting pronouncements to have a significant effect on its financial statements.

Basis Of Presentation	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis Of Presentation

Note 2 - BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of Orion Financial Group, Inc.. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto for the period from March 26, 2012 (inception_ through December 31, 2012 contained in the Company’s Form S-1/A filed with the Securities and Exchange Commission on May 13, 2013. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the interim financial statements which would substantially duplicate the disclosure contained in the audited financial statements for the period from March 26, 2012 (inception) through December 31, 2012 as reported in the Company’s Form S-1/A have been omitted.

Going Concern	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 3 – Going Concern

The Company’s financial statements are prepared using generally accepted accounting principles applicable to a going concern that contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company does not have sufficient working capital for its planned activities, which raises substantial doubt about its ability to continue as a going concern. The Company has not established any source of revenue to cover its operating costs. If the Company is unable to obtain revenue producing contracts or financing, or if the revenue or financing it does obtain is insufficient to cover any operating losses it may incur, it may substantially curtail or terminate its operations or seek other business opportunities through strategic alliances, acquisitions or other arrangements that may dilute the interests of existing stockholders.

Note 3 – Going Concern

The Company’s financial statements are prepared using generally accepted accounting principles applicable to a going concern that contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not established any source of revenue to cover its operating costs. If the Company is unable to obtain revenue producing contracts or financing, or if the revenue or financing it does obtain is insufficient to cover any operating losses it may incur, it may substantially curtail or terminate its operations or seek other business opportunities through strategic alliances, acquisitions or other arrangements that may dilute the interests of existing stockholders.

Equity	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity	Note 4 – Equity In January 2013 the company issued 2,000,000 common shares for proceeds of $20,000.

Note 4 – Equity

In July 2012, the Company issued 56,164,350 founder shares determined to have a deminimis value given the company’s lack of assets and operations.

In August 2012, the Company issued 1,044,045 shares to an investor for $86,000 at a price of $0.082 per share.

Also during August and September 2012, the Company issued 330,000 shares at a price of $0.001 per share for cash of $330.

Income Taxes	9 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

Note 5– Income Taxes

The Company follows Accounting Standards Codification 740, Accounting for Income Taxes.

The Company did not have taxable income for the period from inception (March 26, 2012) through December 31, 2012. The Company’s deferred tax assets consisted of the following as of December 31, 2012

2012

Net operating losses carried forward	$25,998
Valuation allowance	(25,998)

Net deferred income tax asset	—

The Company has net operating losses carried forward of $74,279 available to offset taxable income in future years which expire in fiscal year ended 2022.

Related Party Transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 5– Related party transactions

During the six months ended June 30, 2013 fees of $17,800 for consulting services were paid to our CEO. As of June 30, 2013, $4,492 was due to related parties for services and expenses paid on behalf of the Company.

Subsequent Event	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Event
Subsequent Event

Note 6 – Subsequent Events

On July 29, 2013, the Company entered into a reserve equity financing agreement (the “Financing Agreement”) with AGS Capital Group, LLC, (“AGS”).  Pursuant to the Financing Agreement, the Company has the right, but not the obligation, to issue $25,000,000 of the Company’s common stock to AGS over the course of 3 years.

Note 6 – Subsequent Events In January 2013, the Company issued 2,000,000 shares to investors for $20,000 at a price of $0.01 per share.

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Policies
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles in the United States.

In preparing the accompanying audited financial statements, we evaluated the period from December 31, 2012 through the date the financial statements were issued for material subsequent events requiring recognition or disclosure (Note 6).

Development Stage Company

Development Stage Company

The Company is currently a development stage enterprise reporting under the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 915. Those standards require the Company to disclose its activities since the date of inception.

Use of Estimates

Use Of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.
Earning Per Share

Earnings per Share

The Company computes net earnings per share in accordance with ASC 740 "Earnings per Share". ASC 260 requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period including stock options, using the treasury stock method, and convertible preferred stock, using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability approach.   Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amounts expected to be realized.

Recent Accounting Pronouncements	Recent Accounting Pronouncements The Company does not expect the adoption of any recently issued accounting pronouncements to have a significant effect on its financial statements.

Income Taxes (Deferred Income Tax Asset) (Tables)	9 Months Ended
Dec. 31, 2012
Income Taxes Deferred Income Tax Asset Tables
Deferred Income Tax Asset	The Company’s deferred tax assets consisted of the following as of December 31, 2012
2012

Net operating losses carried forward	$25,998
Valuation allowance	(25,998)

Net deferred income tax asset	—

Income Taxes (Deferred Income Tax Asset) (Details) (USD $)	Dec. 31, 2012
Income Taxes Deferred Income Tax Asset Details
Net operating losses carried forward	$ 25,998
Valuation allowance	25,998
Net deferred income tax asset

Equity (Narrative) (Details) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended	1 Months Ended			2 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013	Jan. 31, 2013 Common Stock	Aug. 31, 2012 Common Stock	Jul. 31, 2012 Common Stock	Sep. 30, 2012 Common Stock	Dec. 31, 2012 Common Stock
Stock Issued During Period For Cash, Shares					2,000,000	1,044,045		330,000	1,374,045
Proceeds From Issuance Of Stock		$ 20,000	$ 86,330	$ 106,330	$ 20,000	$ 86,000		$ 330
Founder shares issued for services, Shares							56,164,350		56,164,350
Share issue price per share					$ 0.01	$ 0.082		$ 0.001

Related Party Transaction (Narrative) (Details) (CEO, USD $)	6 Months Ended
Jun. 30, 2013
CEO
Fees for Consulting Services	$ 17,800

Income Taxes (Narrative) (Details)	9 Months Ended
Dec. 31, 2012
Income Taxes Narrative Details
Operating loss carryforward till	Fiscal year ended 2022

Subsequent Event (Narrative) (Details) (Financing Agreement with AGS Capital Group, LLC)	0 Months Ended
Jul. 29, 2013
Financing Agreement with AGS Capital Group, LLC
Subsequent Event [Line Items]
Financing agreement terms	Company entered into a reserve equity financing agreement (the “Financing Agreement”) with AGS Capital Group, LLC, (“AGS”). Pursuant to the Financing Agreement, the Company has the right, but not the obligation, to issue $25,000,000 of the Company’s common stock to AGS over the course of 3 years.